Group Statements of cash flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Profit for the year	$ 386	$ 350	$ 535
Adjustments reconciling profit for the year to cash flow from operations before contract acquisition costs	582	564	371
Cash flow from operations before contract acquisition costs	968	914	906
Contract acquisition costs, net of repayments	(61)	(54)	(57)
Cash flow from operations	907	860	849
Interest paid	(110)	(87)	(87)
Interest received	3	2	1
Contingent purchase consideration paid	(6)
Tax paid on operating activities	(141)	(66)	(147)
Net cash from operating activities	653	709	616
Cash flow from investing activities
Purchase of property, plant and equipment	(75)	(46)	(44)
Purchase of intangible assets	(104)	(112)	(172)
Investment in associates and joint ventures	(10)	(1)	(47)
Investment in other financial assets	(9)	(33)	(30)
Acquisition of businesses, net of cash acquired	(292)	(34)
Contingent purchase consideration paid	(2)	(4)
Capitalised interest paid	(5)	(5)	(6)
Loan repayments by associates and joint ventures			9
Distributions from associates and joint ventures		32
Repayments of other financial assets	4	8	20
Disposal of equity securities			75
Tax paid on disposals	0	(2)	(25)
Net cash from investing activities	(493)	(197)	(220)
Cash flow from financing activities
Purchase of own shares by employee share trusts	(5)	(3)	(3)
Dividends paid to shareholders	(721)	(199)	(593)
Dividend paid to non-controlling interest	(1)	(1)	(3)
Transaction costs relating to shareholder returns	(1)
Issue of long-term bonds, including effect of currency swaps		554
Principal element of lease payments	(59)	(35)	(25)
Increase/(decrease) in other borrowings	127	(268)	153
Proceeds from currency swaps		3
Net cash from financing activities	(660)	51	(471)
Net movement in cash and cash equivalents in the year	(500)	563	(75)
Cash and cash equivalents at beginning of the year	600	58	117
Exchange rate effects	8	(21)	16
Cash and cash equivalents at end of the year	$ 108	$ 600	$ 58